Common shares	12 Months Ended
Dec. 31, 2023
Common shares.
Common shares

16.          Common shares

The Company’s Memorandum and Articles of Association authorizes the Company to issue 1,000,000,000 shares of USD0.00025 par value per common share as of December 31, 2023. Each common share is entitled to one vote. The holders of common shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, which is subject to the approval by the holders of the common shares representing a majority of the aggregate voting power of all outstanding shares. As of December 31, 2022 and 2023, there were 325,047,736 and 323,525,556 common shares outstanding, respectively.